UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one.):
[ ] is a restatement.
[X] adds new holdings entries. **

**This filing corrects three entries to the original report for the quarter ended March 31, 2010. The values for these entries were reported incorrectly on the original March 31, 2010 report.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Investment Management, L.P.
Address:  2775 Sand Hill Road, Suite 240
          Menlo Park, California 94025

Form 13F File Number:  028-13369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jack A. Muhlbeier
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ Jack A. Muhlbeier   Fort Worth, Texas      August 12, 2010

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   $521,579 (thousands)


List of Other Included Managers:
NONE

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
FORM 13F INFORMATION TABLE


NAME OF ISSUER             TITLE OF CLASS     CUSIP       VALUE   SHRS/PRN   SH/  PUT/CLL  INVSTMNT  OTHER  VOTING AUTHORITY
                                                         (x$1000)   AMT      PRN           DISCRETN  MGRS   SOLE  SHRD  NONE

ISHARES TR                 MSCI EAFE IDX     464287465   280685   5014014     SH            Sole          5014014
ISHARES TR                 S&P500 GRW        464287309    67095   1119750     SH            Sole          1119750
ISHARES TR                 S&P 500 INDEX     464287200   173799   1481159     SH            Sole          1481159
